Other assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Other assets
Deferred charges - Credit Facility	$ 2,104	$ 2,445
Right-of-use asset	1,687	1,811
Leasehold improvements, furniture and fixtures	231	291
Total other assets	$ 4,022	$ 4,547